RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | ¥		¥ 1,506	¥ 1,442	¥ 1,316
Sales of equipment to Wuhu Industrial | ¥				1,056
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ("Jacha Uru") | ¥				240
Feishang Management 's share of office rental to Feishang Enterprise | ¥		¥ 166	¥ 166
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | $	$ 216
Sales of equipment to Wuhu Industrial | $
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ("Jacha Uru") | $
Feishang Management 's share of office rental to Feishang Enterprise | $	$ 24